Other non-current assets	12 Months Ended
Aug. 31, 2019
Other non-current assets
Other non-current assets

17.   Other non-current assets

Other non-current assets consisted of the following:

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$

Rental deposits	85,596	108,408	15,153
Prepayment for long-term investments	165,377	111,469	15,581
Due from third parties(a)	—	246,705	34,483
Deferred assets	—	44,012	6,152
Others	145	103	14
	251,118	510,697	71,383
(a)

Due from third parties primarily consisted of loans of RMB237,980 (US$33,264) provided to a third party during the year ended August 31, 2019 that are due by December 31, 2020. The loans are unsecured and carry the fixed interest rate of 4.75% per annum.